Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments
3.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 4 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

			June 30, 2013		December 31, 2012
			Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
	Fair Value Hierarchy Level

			$	$	$	$
Recurring:
Cash and cash equivalents	Level 1		163,744	163,744	206,339	206,339
Contingent consideration	Level 3		(5,891)	(5,891)	(5,681)	(5,681)
Derivative instruments (note 9)
Interest rate swap agreements	Level 2		(202,807)	(202,807)	(270,731)	(270,731)
Cross currency swap agreements	Level 2		(21,552)	(21,552)	13,435	13,435
Foreign currency forward contracts	Level 2		(1,954)	(1,954)	2,153	2,153

Non-Recurring:
Vessels held for sale	Level 2		6,800	6,800	13,250	13,250
Vessels and equipment	Level 3		—	—	17,979	17,979

Other:
Advances to equity accounted joint venture (note 5)	(i	)	29,948	(i )	—	—
Long-term debt - public (note 6)	Level 1		(347,864)	(351,956)	(215,641)	(221,086)
Long-term debt - non-public (note 6)	Level 2		(1,836,454)	(1,766,904)	(1,553,991)	(1,452,136)

(i)	The advances to equity accounted joint venture together with the Partnership’s equity investment in the joint venture form the net aggregate carrying value of the Partnership’s interest in the joint venture in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.

Contingent consideration liability - On October 1, 2011, the Partnership acquired from Teekay Corporation a newbuilding shuttle tanker, the Scott Spirit, for $116.0 million. The purchase price is subject to an adjustment for up to an additional $12 million based upon incremental shuttle tanker revenues above projections used for the sales price valuation generated during the two years following the acquisition. The fair value of the liability is the estimated amount that the Partnership would pay Teekay Corporation on September 30, 2012 and 2013, taking into account the Partnership’s secured contracts, new projects, and forecasted revenues. The estimated of the contingent consideration liability amount included above is the present value of the remaining future cash flows associated with the October 1, 2013 payment.

Changes in fair value during the three and six months ended June 30, 2013 and 2012, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit, that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Three months ended		Six months ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
	$	$	$	$
Balance at beginning of period	(5,784)	(10,348)	(5,681)	(10,894)
Unrealized (loss) gain included in Other income (expense) – net	(107)	(342)	(210)	204

Balance at end of period	(5,891)	(10,690)	(5,891)	(10,690)

The estimated fair value of the Partnership’s contingent consideration liability is based in part upon the Partnership’s projection of incremental revenue secured during the period from September 1, 2011 to October 1, 2013, based primarily on the estimated number of new ship days, the daily rate for those new ship days, pursuant to new contracts, and the change in rate on existing ship days. The estimated fair value of the consideration liability as of June 30, 2013 is based upon estimated new ship days of 198 days (219 days – December 31, 2012) at an average daily hire rate of $59,888 ($59,255 – December 31, 2012) and a net increase in the daily rate of $15,532 ($15,532 – December 31, 2012) for 365 (365 – December 31, 2012) existing ship days. In developing and evaluating these estimates, the Partnership has used the actual number of new ship days and corresponding daily hire rate for the period subsequent to September 30, 2011, but prior to the date of valuation, forecasts for future periods and probabilities of such results, as well as the minimum (zero) and maximum ($12.0 million) payout amount as provided for in the contingent consideration formula. A different number of days, average daily hire rates, or probability of achieving these days and average daily hire rate, would result in a lower fair value liability. On October 1, 2012, the Partnership paid a portion of the liability, which at the repayment date was $5.9 million.

b)	Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	June 30, 2013 $	December 31, 2012 $
Direct financing leases	Payment activity	Performing	30,262	33,215
Other receivables:
Advances to equity accounted joint venture (note 5)	Other internal metrics	Performing	29,948	—

			60,210	33,215